Note 25 - Provisions	12 Months Ended
Dec. 31, 2018
Provisions Abstract
Disclosure of Provisions

25. Provisions

  Financial guarantees and loan commitments: reflects the expected credit loss arising from financial guarantees issued, unused balances of checking account overdrafts, credit cards and other loan commitments.
  Other provisions: reflects the estimated amounts to pay class actions, labour, tax and commercial claims as well as other miscellaneous complaints.

	December 31, 2018	December 31, 2017	January 1, 2017
Financial guarantees and loan commitments issued	358,329	1,649	1,071
Other provisions	1,349,787	1,318,131	1,581,971
TOTAL	1,708,116	1,319,780	1,583,042

Changes in the item for fiscal year 2018 and 2017 are included below:

Accounts	Balances as of December 31, 2017	Adoption of IFRS 9 (Note 11)	Increases	Uses	Balances as of December 31, 2018
- Financial guarantees and loan commitments	1,649	617,597	37,274	(298,191)	358,329
- Other provisions	1,318,131	-	621,222	(589,566)	1,349,787
TOTAL PROVISIONS	1,319,780	617,597	658,496	(887,757)	1,708,116

Accounts	Balances as of January 1, 2017	Increases	Reversals	Uses	Balances as of December 31, 2017
- Financial guarantees and loan commitments issued	1,071	791	-	(213)	1,649
- Other provisions	1,581,971	401,954	(195,171)	(470,623)	1,318,131
TOTAL PROVISIONS	1,583,042	402,745	(195,171)	(470,836)	1,319,780

The expected terms to settle these obligations are as follows:

December 31, 2018
Provisions	Within 12 months	After 12 months
For financial guarantees and loan commitments	350,789	7,540
Other	611,997	737,790

December 31, 2017
Provisions	Within 12 months	After 12 months
For financial guarantees and loan commitments	1,649	-
Other	1,016,044	302,087

January 1, 2017
Provisions	Within 12 months	After 12 months
For financial guarantees and loan commitments	1,071	-
Other	1,167,800	414,171

In the opinion of the Bank’s Board of Directors and its legal advisors, there are no other significant effects other than those stated in these financial statements, the amounts and repayment terms of which have been recorded based on the actual value of those estimates, considering the probable date of their final resolution.